Income Tax	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax
33.	INCOME TAX
a.	Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,109	$8,172	$8,490
Income tax on unappropriated earnings	(20)	8	181
Income tax adjustments on prior years	(91)	(22)	(150)
Others	12	19	7
	8,010	8,177	8,528
Deferred tax
Deferred tax expense (benefits) recognized for the year	(63)	(81)	489
Income tax adjustments on prior years	(1)	26	3
	(64)	(55)	492
Income tax expense recognized in profit or loss	$7,946	$8,122	$9,020

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$41,867	$42,826	$46,067
Income tax expense calculated at the statutory rate	$8,373	$8,565	$9,213
Nondeductible income and expenses in determining taxable income	18	15	8
Unrecognized loss carryforwards	7	4	(1)
Tax-exempt income	(148)	(367)	(30)
Income tax on unappropriated earnings	(20)	8	181
Investment credits	(203)	(131)	(217)
Effect of different tax rates of group entities operating in other jurisdictions	(9)	10	(10)
Income tax adjustments on prior years	(92)	4	(147)
Others	20	14	23
Income tax expense recognized in profit or loss	$7,946	$8,122	$9,020

The applicable tax rate used by the entities subject to the Income Tax Act of the Republic of China is 20%, while the applicable tax rate used by subsidiaries in China is 25%.  Tax rates used by other entities of the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

In July 2019, the President of the ROC announced the amendments to the Statute of Industrial Innovation, which stipulate that the unappropriated earnings in 2018 and thereafter that are used to build or acquire certain assets or technologies are allowed as deduction when computing the income tax on unappropriated earnings.  The Company has deducted the reinvested capital expenditure while calculating income tax on unappropriated earnings.

b.	Income tax recognized in other comprehensive income

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$305	$239	$78
Exchange differences arising from the translation of the foreign operations	—	—	—
Total income tax expense recognized in other comprehensive income	$305	$239	$78
c.	Current tax assets and liabilities

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$1	$5
Current tax liabilities
Income tax payable	$6,157	$6,530
d.	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2019

	January 1, 2019	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,307	$32	$(305)	$2,034
Share of profit or loss of associates and joint ventures accounted for using equity method	389	13	—	402
Allowance for doubtful receivables over quota	435	(31)	—	404
Valuation loss on inventory	88	53	—	141
Deferred revenue	111	(13)	—	98
Estimated warranty liabilities	26	8	—	34
Valuation loss on financial instruments	5	8	—	13
Others	178	(73)	—	105
	3,539	(3)	(305)	3,231
Loss carryforwards	41	(13)	—	28
	$3,580	$(16)	$(305)	$3,259

	January 1, 2019	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,832)	$74	$—	$(1,758)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(31)	2	—	(29)
Unrealized foreign exchange gain, net	(1)	—	—	(1)
Intangible assets	(32)	3	—	(29)
Others	(1)	1	—	—
	$(1,992)	$80	$—	$(1,912)

For the year ended December 31, 2020

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,034	$1	$20	$(239)	$1,816
Share of profit or loss of associates and joint ventures accounted for using equity method	402	—	(1)	—	401
Allowance for doubtful receivables over quota	404	—	(39)	—	365
Valuation loss on inventory	141	3	155	—	299
Deferred revenue	98	—	(25)	—	73
Estimated warranty liabilities	34	—	2	—	36
Valuation loss on financial instruments	13	—	20	—	33
Others	105	2	(17)	—	90
	3,231	6	115	(239)	3,113
Loss carryforwards	28	—	(8)	—	20
	$3,259	$6	$107	$(239)	$3,133

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,758)	$—	$(54)	$—	$(1,812)
Land value incremental tax	(95)	—	—	—	(95)
Deferred revenue for award credits	(29)	—	(1)	—	(30)
Unrealized foreign exchange gain, net	(1)	—	1	—	—
Intangible assets	(29)	—	2	—	(27)
Others	—	(3)	—	—	(3)
	$(1,912)	$(3)	$(52)	$—	$(1,967)

For the year ended December 31, 2021

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,816	$6	$(78)	$1,744
Share of profit or loss of associates and joint ventures accounted for using equity method	401	—	—	401
Allowance for doubtful receivables over quota	365	(100)	—	265
Valuation loss on inventory	299	(102)	—	197
Deferred revenue	73	(24)	—	49
Estimated warranty liabilities	36	7	—	43
Valuation loss on financial instruments	33	(33)	—	—
Others	90	(15)	—	75
	3,113	(261)	(78)	2,774
Loss carryforwards	20	(9)	—	11
	$3,133	$(270)	$(78)	$2,785

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,812)	$(157)	$—	$(1,969)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(30)	(25)	—	(55)
Unrealized foreign exchange gain, net	—	(26)	—	(26)
Intangible assets	(27)	3	—	(24)
Valuation gain on financial instruments	—	(16)	—	(16)
Others	(3)	(1)	—	(4)
	$(1,967)	$(222)	$—	$(2,189)

e.	Items for which no deferred income tax assets have been recognized

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2022	$10	$—
Expire in 2023	8	—
Expire in 2024	8	1
Expire in 2025	19	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	1
Expire in 2030	—	—
Expire in 2031	—	—
	$58	$29
f.	Information about unused loss carryforwards

As of December 31, 2021 unused loss carryforwards were as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$1	2022
1	2023
1	2024
18	2025
10	2026
3	2027
1	2028
2	2029
2	2030
2	2031
$41
g.	Income tax examinations

Income tax returns of Chunghwa, SENAO, ISPOT, Youth, Youyi, Aval, Wiin, SENYOUNG, Senaolife, CHYP, CHSI, CHI, CHPT, SFD, CLPT, CHTSC, CHIEF, Unigate, SHE, CHST, HHI, IISI and UTC have been examined by the tax authorities through 2019.  Income tax returns of LED has been examined by the tax authorities through 2020.